Consolidated Statements of Operations (Parenthetical) In Thousands	12 Months Ended
	Dec. 31, 2010 USD ($)	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY	Dec. 31, 2008 CNY
Consolidated Statements of Operations [Abstract]
Share-based compensation expenses	$ 3,365	22,211	7,553	45,659
Impairment loss on intangible assets	$ 697	4,600